Vanguard Long-Term Bond Index Fund Average Annual Total Returns - Institutional Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Long Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.62%	(4.89%)	1.98%
Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.21%	(0.37%)	2.05%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.05%	(4.97%)	1.94%
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.06%	(6.52%)	0.24%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.56%	(4.28%)	0.84%
Institutional Plus Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.06%	(4.96%)	1.95%